Long-term loans (Bank loans and other loans) (Detail) € in Thousands, ¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 JPY (¥)
Disclosure of long-term loans [line items]
Long-term loans	¥ 154,071,515	¥ 131,885,708
Less: Current portion of long-term loans	17,213,799	19,808,313
Non-current portion	136,857,716	112,077,395
Bank loans and other loans [member]
Disclosure of long-term loans [line items]
Long-term loans	144,587,541	124,854,044
Less: Current portion of long-term loans	16,010,379	19,188,743
Non-current portion	128,577,162	105,665,301
Bank loans and other loans [member] | Secured [member] | RMB [member] | Fixed rate [member]
Disclosure of long-term loans [line items]
Long-term loans	302,677	302,677
Less: Current portion of long-term loans	40,177
Non-current portion	¥ 262,500	¥ 302,677
Annual interest rate	4.66	4.66
Bank loans and other loans [member] | Secured [member] | RMB [member] | Variable rate [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 10,415,690	¥ 9,136,041
Less: Current portion of long-term loans	1,727,798	1,242,992
Non-current portion	¥ 8,687,892	¥ 7,893,049
Annual interest rate	4.10%-4.98	4.10%-4.98
Bank loans and other loans [member] | Secured [member] | S$ [member] | Variable rate [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 616,390	¥ 596,693		$ 130,588			$ 120,999
Less: Current portion of long-term loans	3,954	14,119
Non-current portion	¥ 612,436	¥ 582,574
Annual interest rate	1.42	1.42
Bank loans and other loans [member] | Unsecured [member] | RMB [member] | Fixed rate [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 5,722,075	¥ 2,805,767
Less: Current portion of long-term loans	672,640	316,715
Non-current portion	¥ 5,049,435	¥ 2,489,052
Annual interest rate	3.30%-4.75	4.02%-5.39
Bank loans and other loans [member] | Unsecured [member] | RMB [member] | Variable rate [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 113,708,136	¥ 96,118,275
Less: Current portion of long-term loans	12,368,979	16,355,517
Non-current portion	¥ 101,339,157	¥ 79,762,758
Annual interest rate	2.95%-4.90	1.80%-6.55
Bank loans and other loans [member] | Unsecured [member] | US$ [member] | Variable rate [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 7,397,365	¥ 8,609,627	$ 1,187,581				1,319,503
Less: Current portion of long-term loans	1,156,882	1,217,769
Non-current portion	¥ 6,240,483	¥ 7,391,858
Annual interest rate	1.42%-4.63	1.42%-4.73
Bank loans and other loans [member] | Unsecured [member] | S$ [member] | Variable rate [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 6,257,351	¥ 7,053,310		$ 1,325,680			$ 1,430,286
Less: Current portion of long-term loans	2,927
Non-current portion	¥ 6,254,424	¥ 7,053,310
Annual interest rate	1.85	1.85
Bank loans and other loans [member] | Unsecured [member] | EUR [member] | Fixed rate [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 48,373	¥ 88,322			€ 6,685			€ 11,004
Less: Current portion of long-term loans	30,653	34,654
Non-current portion	¥ 17,720	¥ 53,668
Annual interest rate	2.00%-2.15	2.00%-2.15
Bank loans and other loans [member] | Unsecured [member] | JPY [member] | Fixed rate [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 119,484	¥ 143,332				¥ 2,151,357			¥ 2,266,468
Less: Current portion of long-term loans	6,369	6,977
Non-current portion	¥ 113,115	¥ 136,355
Annual interest rate	0.75	0.75